N-4	Jul. 19, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Forethought Life Insurance Co Separate Account A
Entity Central Index Key	0001554348
Entity Investment Company Type	N-4
Document Period End Date	Jul. 19, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

Putnam VT Global Asset Allocation Fund

Putnam VT Income Fund

Putnam VT Mortgage Securities Fund

Effective July 15, 2024, Franklin Advisers, Inc. replaced Putnam Investment Management, LLC as adviser and Putnam Investment Management, LLC was added as an additional sub-adviser in the “Fund – Share Class Adviser/Sub-Adviser” column for the Putnam VT Global Asset Allocation Fund, the Putnam VT Income Fund, and the Putnam VT Mortgage Securities Fund as listed in the Prospectus under “Appendix B – Funds Available Under the Contract.”

Putnam VT Core Equity Fund

Putnam VT International Value Fund

Putnam VT Large Cap Value Fund

Putnam VT Small Cap Value Fund

Effective July 15, 2024, Franklin Advisers, Inc. was added as an additional sub-adviser in the “Fund – Share Class Adviser/Sub-Adviser” column for the Putnam VT Core Equity Fund, the Putnam VT International Value Fund, the Putnam VT Large Cap Value Fund, and the Putnam VT Small Cap Value Fund as listed in the Prospectus under “Appendix B – Funds Available Under the Contract.”